KEMPER
U.S. GOVERNMENT
SECURITIES FUND

ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED OCTOBER 31, 1996

Offering investors the opportunity for high current income, liquidity and security of principal

                       "This [neutral to defensive
                  duration] positioning helped the fund as the
                      market traded in a choppy pattern."





                                                             [KEMPER FUNDS LOGO]

CONTENTS
2
At a Glance
2
Terms to Know
3
Economic Overview
5
Performance Update
8
Portfolio Statistics
9
Portfolio of
Investments
10
Report of
Independent Auditors
11
Financial Statements
13
Notes to
Financial Statements
17
Financial Highlights

AT A GLANCE
--------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT
SECURITIES FUND TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31, 1996
(UNADJUSTED FOR ANY SALES CHARGE)

                                 [Bar graph]

--------------------------------------------------------------------------------

CLASS A                   5.36%
CLASS B                   4.36%
CLASS C                   4.40%
LIPPERGNMA
BOND FUNDS
CATEGORY AVERAGE*         5.55%
--------------------------------------------------------------------------------

Returns and rankings are historical and do not represent future performances. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

*Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable.


--------------------------------------------------------------------------------
 NET ASSET VALUE
--------------------------------------------------------------------------------

                              AS OF      AS OF
                             10/31/96   10/31/95
--------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT
SECURITIES FUND CLASS A       $ 8.74     $ 8.92
--------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT
SECURITIES FUND CLASS B       $ 8.73     $ 8.91
--------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT
SECURITIES FUND CLASS C       $ 8.75     $ 8.93
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT
SECURITIES FUND RANKINGS*
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE LIPPER GNMA BOND FUNDS CATEGORY

                   CLASS A         CLASS B     CLASS C
--------------------------------------------------------------------------------
   1-YEAR      #30 OF 49 FUNDS     #45 OF      #44 OF
                                  49 FUNDS    49 FUNDS
--------------------------------------------------------------------------------
   5-YEAR      #21 OF 29 FUNDS       N/A         N/A
--------------------------------------------------------------------------------
   10-YEAR      #9 OF 19 FUNDS       N/A         N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUND AS OF OCTOBER 31, 1996.

                    CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
1 YEAR INCOME:      $0.6360     $0.5527     $0.5562
--------------------------------------------------------------------------------
OCTOBER
DIVIDEND:           $0.0530     $0.0459     $0.0460
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION
RATE+:                7.28%       6.31%       6.31%
--------------------------------------------------------------------------------
SEC YIELD+:           6.18%       5.50%       5.52%
--------------------------------------------------------------------------------

+Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on October 31, 1996. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended October 31, 1996, shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission.

TERMS TO KNOW

AVERAGE ANNUAL TOTAL RETURN Average annual total return is a fund's total return expressed as an annualized average, adjusted for the maximum sales charge for Class A shares or the applicable contingent deferred sales charge in effect at the end of the period for Class B and C shares.

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income portfolio incorporating time to maturity and coupon size. The larger the duration number, the greater the interest rate risk.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

ECONOMIC OVERVIEW

[TIMBERS PHOTO]

STEPHEN B. TIMBERS IS PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER OF ZURICH KEMPER INVESTMENTS, INC. (ZKI). ZKI AND ITS AFFILIATES MANAGE APPROXIMATELY $76 BILLION IN ASSETS, INCLUDING $42 BILLION IN RETAIL
MUTUAL FUNDS. TIMBERS IS A GRADUATE OF YALE UNIVERSITY AND HOLDS AN M.B.A. FROM HARVARD UNIVERSITY.

DEAR SHAREHOLDER:

As we approach the close of 1996, it's remarkable how eventful the year has been and yet, economically, we are essentially where we were one year ago.

     The fundamentals of the economy are remarkably similar today to what they were in 1995. Long-term interest rates are approximately 6.5% compared to 6.3% in November 1995. The economy is growing at a rate of approximately 2.2%. Inflation continues to be well under control, at about 3.0%.

     One significant difference between today and one year ago is that prices of the stocks are on average up 20%. While price movements were more volatile in 1996 than in the past few years, the patient investor was amply rewarded. The prime element sending the stock market higher was strong positive cash flows. This liquidity in an environment of modestly increasing corporate profits and relatively stable interest rates pushed stocks higher for most of the year.

     This higher stock market has caused many market observers to worry. While we cannot ignore what has happened, we find no reason to be bearish over the long term. The environment is benign to favorable for financial assets. Given steady interest rates, moderate economic growth and continued moderate corporate earnings growth, there are few excesses in the system. In fact, real interest rates are probably too high considering our outlook for inflation, and we may see them decline over time.

     Naturally, we cannot rule out the possibility of a market correction. But, in our belief, the downside would appear to be limited to 5% to 8%, which is the size of a typical correction based on historical data. As we have said in previous outlooks, three elements tend to move the market:

     - EARNINGS. We forecast corporate earnings to range between 0% and 5% on average for the Standard & Poor's 500* in 1997 -- not as high as in recent years but positive nonetheless.

     - INTEREST RATES. Rates should remain stable, and short-term interest rates may even decline.

     - LIQUIDITY. Investors, through mutual funds, 401(k)s and qualified contribution plans in particular, will continue to create strong demand for securities.

     In order to move the market more than would be expected in a typical decline, one or more of these elements will have to turn negative in 1997, and, while future market conditions cannot be predicted with certainty, we fail to see what would materially change our outlook. Our outlook going forward is that 1997 should be a lot like 1996.

     While the economy continued along a relatively consistent path, the United States took some politically significant steps in 1996. First, of course, President Bill Clinton and a Republican Congress were re-elected by the voters. In the first few days after the general election, especially, investors demonstrated their support for such a balance in our leadership. But of much greater long-term significance is the expressed commitment by both parties to balance the federal budget and address certain entitlement programs. The first year after an election can be a fertile time to accomplish major initiatives, and we are hopeful that progress can be made.

     The future of the Social Security system, which many experts believe will run out of money about 20 years from now, will be a subject in which you can expect Zurich Kemper Investments, Inc. to play a leadership role. The possible solutions for "fixing Social Security" are finite: raise Social Security taxes, reduce benefits, raise the retirement age, change inflation assumptions or pursue a higher rate of return on assets contributed by workers. We believe that a bipartisan solution will be worked out, which will include giving individuals the option of investing a portion of their Social Security contributions in an account earmarked for them. This change is needed to return credibility to the system, which many Americans have lost faith in.

     What to do with Social Security is a debate that spans generations and promises to occupy much attention in the coming years. As we hope to help advance constructive debate, we'll be advocating partial privatization for this federal program while maintaining a safety net for many low-wage earners and providing a seamless transition for seniors near or in retirement.

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

        The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                 [BAR GRAPH]


                               NOW (11/30/96)    6 MONTHS AGO    1 YEAR AGO      2 YEAR AGO
    10-YEAR TREASURY RATE(1)         6.2              6.91         5.71             7.81
    PRIME RATE(2)                    8.25             8.25         8.65             8.5
    INFLATION RATE(3)                3.19             2.75         2.6              2.67
    THE U.S. DOLLAR(4)               3.46             9.15        -2.58            -4.52
    CAPITAL GOODS ORDERS(5)*         7.61             3.93        11.3             12.38
    INDUSTRIAL PRODUCTION(5)*        3.6              3.35         1.71             6.58
    EMPLOYMENT GROWTH(6)             2.11             2.08         1.92             3.4

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6%. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of October 31, 1996.

SOURCE:  ECONOMICS DEPARTMENT, ZURICH KEMPER INVESTMENTS, INC.


  With this letter as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen B. Timbers

STEPHEN B. TIMBERS
PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER
Zurich Kemper Investments, Inc.

December 10, 1996

*THE STANDARD & POOR'S 500 STOCK INDEX IS AN UNMANAGED INDEX GENERALLY
 REPRESENTATIVE OF THE U.S. STOCK MARKET.

PERFORMANCE UPDATE

[BEIMFORD PHOTO]

J. PATRICK BEIMFORD, JR., JOINED ZURICH KEMPER INVESTMENTS, INC. (ZKI) IN 1976. HE IS EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER FOR FIXED-INCOME INVESTMENTS. MR. BEIMFORD IS ALSO PORTFOLIO CO-MANAGER FOR KEMPER U.S. GOVERNMENT SECURITIES FUND. HE RECEIVED A BACHELOR OF SCIENCE AND INDUSTRIAL MANAGEMENT DEGREE FROM PURDUE UNIVERSITY AND RECEIVED AN M.B.A. FROM THE UNIVERSITY OF CHICAGO.

[VANDENBERG PHOTO]

RICHARD VANDENBERG JOINED ZKI IN MARCH 1996, AS SENIOR VICE PRESIDENT OF ZKI AND PORTFOLIO CO-MANAGER OF KEMPER U.S. GOVERNMENT SECURITIES FUND. VANDENBERG HAS MORE THAN 22 YEARS OF FIXED-INCOME PORTFOLIO MANAGEMENT EXPERIENCE. HE RECEIVED BOTH A BACHELORS DEGREE AND M.B.A. FROM THE UNIVERSITY OF WISCONSIN.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

FEARS OF A STRONGER ECONOMY AND HIGHER INFLATION CHARACTERIZED KEMPER U.S. GOVERNMENT SECURITIES FUND'S FISCAL YEAR. PORTFOLIO CO-MANAGERS PATRICK BEIMFORD AND RICHARD VANDENBERG DISCUSS HOW THEY ALTERED THE FUND'S DURATION AND ITS PORTFOLIO COMPOSITION IN RESPONSE TO THE PERIOD'S HIGHER INTEREST RATE ENVIRONMENT.

Q     HOW WOULD YOU CHARACTERIZE THE ECONOMIC ENVIRONMENT OVER THE LAST 12
MONTHS, AND HOW DID GOVERNMENT SECURITIES FARE?

A     The investment climate changed dramatically over the past 12 months. At the start of the fiscal year, investors were optimistic about the government market. It was expected that the economy would continue to grow slowly, inflation would remain low, and that perhaps the Federal Reserve Board (the Fed) would lower short-term interest rates. (The Fed did move in December 1995 and January 1996, to lower interest rates.) The market was also hopeful that the negotiations underway in Washington, D.C., in late 1995 would lead to a balanced budget agreement with a solid plan for reducing the federal budget deficit. All of these events were positive for government securities because they supported a slow-growth, benign inflation environment. As a result, market interest rates (yields) of government securities fell and their prices increased.

      By February 1996, political and economic events caused investors to re-evaluate whether the economy could continue on its slow growth, low inflation path. This uncertainty moved market interest rates higher and prices of government securities lower. Most of the adjustment in interest rates occurred in the first quarter of 1996, but yields remained at higher levels.

Q     WHAT WERE THE EVENTS THAT CAUSED THE CHANGE IN INTEREST RATE DIRECTION?

A     Initially, the collapse of federal budget negotiations caused market yields to rise. Additionally, columnist Patrick Buchanan's strong early showing in the presidential primaries added concern as the market viewed many of his proposals as potentially inflationary. Further, in his testimony before Congress, Fed Chairman Alan Greenspan intimated that the pace of economic growth was improving. This caused some investors to conclude that another reduction in interest rates was not imminent. These events prompted investors to sell, and interest rates rose.

      However, the most dramatic rise in market rates during the period occurred in early March, when the U.S. Labor Department reported an unanticipated and dramatic increase in employment growth. Many bond investors saw this data as evidence that the economy was gaining more momentum than previously anticipated. The news caused a sell-off in the market. This is because more rapid economic growth is associated with higher inflation, which erodes the value of fixed- income investments. Fears of inflation and a potential rate hike by the Fed continued to impact the market until late September.

PERFORMANCE UPDATE


Q    WAS THE FUND'S PERFORMANCE IMPACTED BY RISING INTEREST RATES?

A    When interest rates rise, the prices of bonds fall. Therefore, the government bond market and Kemper U.S. Government Securities Fund were both adversely impacted by the rise in interest rates that began occurring in early 1996.

     During the first few months of the fiscal year, we had expected interest rates to decline and had positioned the fund with a longer than average duration. Duration is a measurement of a fund's sensitivity to interest rates. The longer the duration, the more sensitive it is to interest rate changes. Our outlook on rates, however, began to change in January so we reduced the fund's duration believing that the yields would not continue their precipitous decline. We reduced duration again in early March and positioned the fund for a more stable interest rate environment.

     Unfortunately, the employment release in March caused the market to trade down sharply, which hurt the fund's performance -- even with its shortened duration.

     From that point forward we maintained a neutral to defensive duration positioning for the fund. This means that we reduced the portfolio's duration to a length similar to that of the market or shorter. This positioning helped the fund as the market traded in a choppy pattern throughout the rest of the period.

Q    WHAT TYPES OF ADJUSTMENTS DID YOU MAKE TO THE PORTFOLIO TO ALTER THE
FUND'S DURATION?

A    To adjust duration, we altered our level of mortgages versus Treasuries.
When interest rates were falling during the first three months of the period, we added Treasuries to the portfolio. This enabled the fund to benefit from the market's rally, as Treasuries offer better price appreciation potential when interest rates decline. It also reduced the fund's exposure to mortgage prepayment risk. The risk of prepayments is always more prevalent when rates fall because borrowers are likely to refinance into lower-rate mortgages. As this happens, mortgages with higher interest rates are paid off early and the proceeds are reinvested at lower market rates. Although mortgages generally provide higher yields, Treasuries offered the potential for a higher total return early in the fiscal year. Total return, remember, includes both income on the investments and price change.

     In January 1996, we began selling Treasuries to reduce the fund's duration and to increase its investment in mortgages. We made this adjustment because we expected that rates would begin to stabilize or move somewhat higher. In a higher interest rate environment, mortgages tend to outperform Treasuries. We also wanted to align the fund's portfolio more closely to the defensive positioning favored by our peers. By May, 96 percent of the fund's portfolio was invested in mortgages. The allocation to mortgages was kept at or near that level throughout the remainder of the fiscal period.

     When we did invest in Treasuries, it was primarily in short-term securities, which was part of our neutral to defensive strategy. However, in late September, yields began to fall so we purchased some intermediate-term Treasuries (about 3 percent of the portfolio). We made this purchase because economic growth seemed to be moderating and fears of an interest rate tightening by the Fed were beginning to abate. This addition of longer-term securities, although somewhat bullish, kept the fund's duration at a neutral level.

Q    WHAT TYPES OF MORTGAGE SECURITIES DID THE FUND FAVOR DURING THE PERIOD?

A    For the most part, the fund was invested in Government National Mortgage
Association (GNMA) 30-year mortgage-backed securities as well as a small percentage in Federal National Mortgage Association (FNMA) 30-year mortgage-backed securities. We favored 7 1/2 to 8 percent coupons, which tend to outperform in stable to slightly higher interest rate environments. Also, we accumulated some seasoned 6 1/2 to 7 percent coupon securities, which offered slightly shorter durations. These coupons performed very well during the period.

Q    WHAT'S YOUR OUTLOOK FOR THE GOVERNMENT MARKET AND KEMPER U.S. GOVERNMENT
SECURITIES FUND IN PARTICULAR?

A    We don't expect to see any more significant increases in interest rates.
In fact, given the current economic environment and the low level of inflation, rates should remain somewhat stable and could possibly move lower. A stable environment is generally positive for mortgage investments, which is the fund's primary investment. When rates are falling, Treasuries generally outperform mortgages. There would need to be a major change in economic fundamentals to move rates drastically one way or another. But at this point, we don't anticipate that happening.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED OCTOBER 31, 1996 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                                              LIFE OF
                                                  1-YEAR   5-YEAR   10-YEAR    CLASS
-------------------------------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT SECURITIES FUND CLASS A     0.62%    5.51%     7.32%     9.02%   (since 10/1/79)
-------------------------------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT SECURITIES FUND CLASS B     1.43      N/A       N/A      5.86    (since 5/31/94)
-------------------------------------------------------------------------------------------------------
KEMPER U.S. GOVERNMENT SECURITIES FUND CLASS C     4.40      N/A       N/A      7.14    (since 5/31/94)
-------------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
 Growth of an assumed $10,000 investment in
 Kemper U.S. Government Securities Fund Class A FROM 10/1/79 THROUGH 10/31/96
--------------------------------------------------------------------------------

                                                           10/1/79       12/31/85       12/31/90         10/31/96
-------------------------------------------------------------------------------------------------------------------
Kemper U.S. Government Securities Fund Class A(1)          10000          18043         28634           43756
Salomon Brothers 30 Year GNMA Index+                       10000          22210         36305           56944
Consumer Price Index++                                     10000          14651         17936           21220

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
 Growth of an assumed $10,000 investment in
 Kemper U.S. Government Securities Fund Class B FROM 5/31/94 THROUGH 10/31/96
--------------------------------------------------------------------------------

                                                         5/31/94        12/31/94        12/31/95        10/31/96
-------------------------------------------------------------------------------------------------------------------
Kemper U.S. Government Securities Fund Class B(1)        10000           9904           11628           11479
Salomon Brothers 30 Year GNMA Index+                     10000          10116           11829           12078
Consumer Price Index++                                   10000          10149           10407           10732

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
 Growth of an assumed $10,000 investment in
 Kemper U.S. Government Securities Fund Class C FROM 5/31/94 THROUGH 10/31/96
--------------------------------------------------------------------------------

                                                        5/31/94         12/31/94        12/31/95        10/31/96
-------------------------------------------------------------------------------------------------------------------
Kemper U.S. Government Securities Fund Class C(1)        10000            9930           11661           11815
Salomon Brothers 30 Year GNMA+                           10000           10116           11829           12078
Consumer Price Index++                                   10000           10149           10407           10732


Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for A shares adjustment for the maximum sales charge of 4.5% and for B shares adjustment for the applicable contingent deferred sales charge as follows: 1-year, 3%; 5-year, 1%; since inception, 0% and for C shares no adjustment for sales charge. The maximum B share CDSC is 4%. For C shares purchased on or after April 1, 1996, there is a 1% CDSC on certain redemptions within the first year of purchase. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for A shares and the contingent deferred sales charge in effect at the end of the period for B shares. In comparing Kemper U.S. Government Securities Fund performance to the Salomon Brothers 30-Year GNMA Index, you should also note that the fund's performance reflects the applicable sales charge, while no such charges are reflected in the performance of the index.

+     The Salomon Brothers 30-Year GNMA Index is unmanaged, is on a total return basis with all dividends reinvested and is comprised of GNMA 30-year pass throughs of single family and graduated payment mortgages. In order for a GNMA coupon to be included in the index, it must have at least $200 million of outstanding coupon product. Source is Salomon Brothers Inc.

++    The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. Source is Towers Data Systems.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------
                                         ON 10/31/96                 ON 10/31/95
--------------------------------------------------------------------------------
MORTGAGE-BACKED
 GNMA                                         77%                         80%
--------------------------------------------------------------------------------
 OTHER                                        12                           3
--------------------------------------------------------------------------------
SHORT-TERM GOVERNMENTS                         8                          --
--------------------------------------------------------------------------------
INTERMEDIATE-TERM                              3                          --
--------------------------------------------------------------------------------
LONG-TERM GOVERNMENTS                         --                          17
--------------------------------------------------------------------------------
                                             100%                        100%

                                         [PIE CHART]                 [PIE CHART]
                                         ON 10/31/96                 ON 10/31/95
YEARS TO MATURITY

--------------------------------------------------------------------------------
                                         ON 10/31/96                 ON 10/31/95
--------------------------------------------------------------------------------
LESS THAN 5                                   18%                          7%
----------------------------------------------------------------------------
5-10 YEARS                                    31                          37
----------------------------------------------------------------------------
10-20 YEARS                                   50                          43
----------------------------------------------------------------------------
20+ YEARS                                      1                          13
----------------------------------------------------------------------------
                                             100%                        100%

                                       [PIE CHART]                  [PIE CHART]
                                       ON 10/31/96                  ON 10/31/95
AVERAGE MATURITY

-------------------------------------------------------------------------------
                                       ON 10/31/96                  ON 10/31/95
-------------------------------------------------------------------------------
AVERAGE MATURITY                         8.7 YEARS                   11.7 YEARS
----------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMEMTS

KEMPER U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments at October 31, 1996
(DOLLARS IN THOUSANDS)

                                                                  COUPON                    PRINCIPAL
     U.S. GOVERNMENT OBLIGATIONS                TYPE               RATE        MATURITY      AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL                    Pass-through                6.00%       2023-2026    $   3,890    $    3,624
MORTGAGE ASSOCIATION                   Certificates                6.50        2023-2024      528,205       508,316
- 76.5%                                                            7.00        2022-2026      813,051       800,271
(Cost: $3,063,078)                                                 7.50        2007-2025      615,213       619,162
                                                                   8.00        2016-2026      601,134       616,353
                                                                   8.50        2016-2026      342,116       355,539
                                                                   9.00        2005-2026      123,698       131,751
                                                                   9.50        2017-2021       52,581        57,045
                                                                  10.00        2009-2021       62,763        68,804
                                                                  10.50        2013-2021       25,336        27,932
                                       ----------------------------------------------------------------------------
                                                                                                          3,188,797
-------------------------------------------------------------------------------------------------------------------
U.S. TREASURY                          Notes                    8.75-8.875          1997      284,000       292,799
SECURITIES - 21.5%                                              8.125-9.00          1998      290,000       302,615
(Cost: $899,814)                                                   6.75             2000        4,900         5,017
                                                                   6.875            2006       20,425        21,156
                                       Bonds                      11.875            2003       23,640        31,109
                                                                  12.375            2004       28,000        38,106
                                                                  12.75             2010       38,500        54,947
                                                                  14.00             2011       59,650        92,504
                                                                   9.125            2018       15,080        19,158
                                                                   6.00             2026       43,000        39,231
                                       ----------------------------------------------------------------------------
                                                                                                            896,642
-------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL                       Pass-through                6.50             2026          560           536
MORTGAGE ASSOCIATION                   Certificates                7.00             2025       63,781        62,605
- 12.0%                                                            7.50             2026      116,000       115,474
(Cost: $495,285)                                                   8.00             2024        9,057         9,235
                                                                   8.50             2026      154,000       159,294
                                                                   9.00        2024-2026      144,357       151,933
                                       ----------------------------------------------------------------------------
                                                                                                            499,077
                                       ----------------------------------------------------------------------------
                                       TOTAL U.S. GOVERNMENT OBLIGATIONS--110.0%
                                       (Cost: $4,458,177)                                                 4,584,516
                                       ----------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
REPURCHASE                             Dated October, 1996. Collateralized by Federal National Mortgage Association
AGREEMENT - 5.0%                       securities which are monitored daily to ensure their market value exceeds
(Cost: $207,000)                       the carrying value of the repurchase agreement.

                                       Lehman Government Securities Inc.                      207,000       207,000
                                       (held at The Chase Manhattan Bank, N.A.,
                                       subcustodian)
                                       5.28%-5.62%, 11/1/96 and 11/4/96
                                       ----------------------------------------------------------------------------
                                       LONG CALL OPTIONS - .1%
                                       U.S. Treasury Bonds
                                       December '96, 101.25
                                       (Cost: $473)                                               680cts        733
                                       ----------------------------------------------------------------------------
                                       TOTAL INVESTMENTS--115.1%
                                       (Cost: $4,665,650)                                                 4,792,249
                                       ----------------------------------------------------------------------------
                                       LIABILITIES, LESS CASH AND OTHER ASSETS--(15.1%)                    (629,092)
                                       ----------------------------------------------------------------------------
                                       NET ASSETS--100%                                                  $4,163,157
                                       ----------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
Based on the cost of investments of $4,665,650,000 for federal income tax purposes at October 31, 1996, the gross unrealized appreciation was $140,412,000, the gross unrealized depreciation was $13,813,000 and the net unrealized appreciation of investments was $126,599,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER U.S. GOVERNMENT SECURITIES FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Kemper U.S. Government Securities Fund as of October 31, 1996, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper U.S. Government Securities Fund at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1992, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          December 17, 1996

REPORT OF INDEPENDENT AUDITORS

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1996
(IN THOUSANDS)


-------------------------------------------------------------------------------------------------------
 ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value
(Cost: $4,665,650)                                                                           $4,792,249
-------------------------------------------------------------------------------------------------------
Cash                                                                                                288
-------------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                                                  732
-------------------------------------------------------------------------------------------------------
  Investments sold                                                                               93,293
-------------------------------------------------------------------------------------------------------
  Interest                                                                                       46,817
-------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                                              4,933,379
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------

Payable for:
  Fund shares redeemed                                                                            5,614
-------------------------------------------------------------------------------------------------------
  Investments purchased                                                                         761,208
-------------------------------------------------------------------------------------------------------
  Management fee                                                                                  1,421
-------------------------------------------------------------------------------------------------------
  Administrative services fee                                                                       658
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                                                          49
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                                          1,249
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                                           23
-------------------------------------------------------------------------------------------------------
    Total liabilities                                                                           770,222
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $4,163,157
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
-------------------------------------------------------------------------------------------------------

Paid-in capital                                                                              $4,575,647
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                   (680,071)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      126,599
-------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                             140,982
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                                  $4,163,157
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------

CLASS A SHARES
  Net asset value and redemption price per share
  ($4,079,522 / 466,908 shares outstanding)                                                       $8.74
-------------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of net asset value or 4.50% of offering price)                     $9.15
-------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price (subject to contingent deferred sales charge) per share
  ($70,426 / 8,067 shares outstanding)                                                            $8.73
-------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price (subject to contingent deferred sale charge) per share
  ($7,905 / 904 shares outstanding)                                                               $8.75
-------------------------------------------------------------------------------------------------------
CLASS I SHARES
  Net asset value and redemption price per share
  ($5,304 / 607 shares outstanding)                                                               $8.74
-------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1996
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                                $350,442
-------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                                                 18,159
-------------------------------------------------------------------------------------------------------
  Administrative services fee                                                                     7,716
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                                                         526
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                                          7,041
-------------------------------------------------------------------------------------------------------
  Professional fees                                                                                  69
-------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                                           767
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                                          185
-------------------------------------------------------------------------------------------------------
    Total expenses                                                                               34,463
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           315,979
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
-------------------------------------------------------------------------------------------------------

 Net realized loss on sales of investments (including options purchased)                        (40,947)
-------------------------------------------------------------------------------------------------------
 Net realized loss from futures transactions                                                    (10,997)
-------------------------------------------------------------------------------------------------------
  Net realized loss                                                                             (51,944)
-------------------------------------------------------------------------------------------------------
 Change in net unrealized appreciation on investments                                           (39,840)
-------------------------------------------------------------------------------------------------------
Net loss on investments                                                                         (91,784)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $224,195
-------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                              YEAR ENDED OCTOBER 31,
                                                                             1996                  1995
---------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------
 Net investment income                                                   $  315,979               368,383
---------------------------------------------------------------------------------------------------------
 Net realized loss                                                          (51,944)              (71,028)
---------------------------------------------------------------------------------------------------------
 Change in net unrealized appreciation/depreciation                         (39,840)              380,732
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        224,195               678,087
---------------------------------------------------------------------------------------------------------
Net equalization charges                                                    (17,437)              (21,081)
---------------------------------------------------------------------------------------------------------
Distribution from net investment income                                    (319,368)             (362,971)
---------------------------------------------------------------------------------------------------------
Net decrease from capital share transactions                               (462,648)             (497,071)
---------------------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                               (575,258)             (203,036)
---------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------------------

Beginning of year                                                         4,738,415             4,941,451
---------------------------------------------------------------------------------------------------------
END OF YEAR
(including undistributed net investment income of
$140,982 and $161,785, respectively)                                     $4,163,157             4,738,415
---------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1   DESCRIPTION OF THE
    FUND Kemper U.S. Government Securities Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and, for shares sold on or after April 1, 1996, a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are sold to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Exchange traded options are valued at the last sale price unless there is no sale price, in which event prices provided by market makers are used. Over-the-counter traded fixed income options are valued based upon prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes discount amortization on all fixed income securities and premium amortization on mortgage-backed securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             The Fund may purchase securities with delivery or payments to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At October 31, 1996 the Fund had $760,535,000 in purchase commitments outstanding (18% of net assets) with a corresponding amount of assets segregated.

NOTES TO FINANCIAL STATEMENTS

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The accumulated net realized loss on sales of investments for federal income tax purposes at October 31, 1996, amounting to approximately $679,991,000, is available to offset future taxable gains. If not applied, the loss carryover expires during the period 1998 through 2004.

                             DIVIDENDS TO SHAREHOLDERS. The Fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and pays a management fee at an annual rate of .45% of the first $250 million of average daily net assets declining to .32% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $18,159,000 for the year ended October 31, 1996.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc.
                             (KDI). Underwriting commissions paid in connection with the distribution of Class A shares are as follows:

                                                                                                 COMMISSIONS
                                                                                               ALLOWED BY KDI
                                                                        COMMISSIONS     -----------------------------
                                                                      RETAINED BY KDI   TO ALL FIRMS    TO AFFILIATES
                                                                      ---------------   -------------   -------------
                                    Year ended October 31, 1996          $ 330,000        2,024,000         91,000

NOTES TO FINANCIAL STATEMENTS

                             For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of Class B and Class C shares and the CDSC received in connection with the redemption of such shares are as follows:

                                                                                                COMMISSIONS AND
                                                                                               DISTRIBUTION FEES
                                                                     DISTRIBUTION FEES            PAID BY KDI
                                                                         AND CDSC        ------------------------------
                                                                      RECEIVED BY KDI    TO ALL FIRMS    TO AFFILIATES
                                                                     -----------------   -------------   --------------
                                    Year ended October 31, 1996          $ 708,000         1,266,000         34,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                              ASF PAID BY KDI
                                                                      ASF PAID BY      ------------------------------
                                                                    THE FUND TO KDI    TO ALL FIRMS    TO AFFILIATES
                                                                    ----------------   -------------   --------------
                                    Year ended October 31, 1996        $7,716,000        7,728,000         329,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $4,139,000 for the year ended October 31, 1996.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. For the year ended October 31, 1996, the Fund made no direct payments to its officers and incurred trustees' fees of $65,000 to independent trustees.

--------------------------------------------------------------------------------
4
     INVESTMENT
     TRANSACTIONS            For the year ended October 31, 1996, investment
                             transactions (excluding short-term investments) are as follows (in thousands):

                             Purchases                               $18,750,094

                             Proceeds from sales                      19,296,343

                             In addition, the Fund had a covered short call option open at October 31, 1996, against its investment in FNMA 7.50%. The premium received ($471,000) and the value ($743,000) of the short option were netted against the cost and value, respectively, of the underlying position shown in the Portfolio of Investments. This contract expires in January 1997.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund (in thousands):

                                                                  YEAR ENDED OCTOBER 31,
                                                         1996                               1995
                                                -----------------------           ------------------------
                                                SHARES         AMOUNT              SHARES         AMOUNT
                             ----------------------------------------------------------------------------
                              SHARES SOLD
                              Class A            17,046       $ 139,065             23,085       $ 184,675
                             -----------------------------------------------------------------------------
                              Class B             4,933          43,005              7,843          66,852
                             -----------------------------------------------------------------------------
                              Class C               584           5,086                842           7,173
                             -----------------------------------------------------------------------------
                              Class I               520           4,565                939           8,333
                             -----------------------------------------------------------------------------
                             ----------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A            21,176         184,996             24,837         213,222
                             -----------------------------------------------------------------------------
                              Class B               316           2,751                168           1,462
                             -----------------------------------------------------------------------------
                              Class C                41             356                 16             135
                             -----------------------------------------------------------------------------
                              Class I                57             497                 14             122
                             -----------------------------------------------------------------------------
                             ----------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A           (95,205)       (806,232)          (114,637)       (947,816)
                             -----------------------------------------------------------------------------
                              Class B            (3,093)        (26,978)            (3,157)        (27,011)
                             -----------------------------------------------------------------------------
                              Class C              (262)         (2,252)              (424)         (3,604)
                             -----------------------------------------------------------------------------
                              Class I              (853)         (7,507)               (70)           (614)
                             -----------------------------------------------------------------------------
                             ----------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                81             710                 52             450
                             -----------------------------------------------------------------------------
                              Class B               (81)           (710)               (51)           (450)
                             -----------------------------------------------------------------------------
                              NET DECREASE
                              FROM CAPITAL
                              SHARE TRANSACTIONS              $(462,648)                         $(497,071)
                             -----------------------------------------------------------------------------

--------------------------------------------------------------------------------

6    FINANCIAL FUTURES
     CONTRACTS               The Fund has entered into exchange traded financial
                             futures contracts in order to help protect it from anticipated market conditions and, as such, bears the risk that arises from entering into these contracts.

                             At the time the Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At October 31, 1996, the market value of assets pledged by the Fund to cover margin requirements for open futures positions was $17,908,000. The Fund also had liquid securities in its portfolio in excess of the face amount of the following short futures position open at October 31, 1996 (in thousands):

                                                          FACE       EXPIRATION     LOSS AT
                                         TYPE            AMOUNT         MONTH       10/31/96
                               -------------------------------------------------------------
                               U.S. Treasury Securities $181,441    December '96    $(4,574)

FINANCIAL HIGHLIGHTS

                                              ------------------------------------------------
                                                           CLASS A
                                              ------------------------------------------------
                                                        YEAR ENDED OCTOBER 31,
                                              1996      1995      1994      1993     1992
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of year            $8.92      8.35      9.29     9.30     9.32
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .63       .66       .67      .69      .78
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      (.17)      .56      (.97)    (.01)    (.02)
----------------------------------------------------------------------------------------------
Total from investment operations                .46      1.22      (.30)     .68      .76
----------------------------------------------------------------------------------------------
Less distribution from net investment
  income                                        .64       .65       .64      .69      .78
----------------------------------------------------------------------------------------------
Net asset value, end of year                  $8.74      8.92      8.35     9.29     9.30
----------------------------------------------------------------------------------------------
TOTAL RETURN                                   5.36%    15.24     (3.37)    7.60     8.44
----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
Expenses                                        .77%      .72       .75      .65      .64
----------------------------------------------------------------------------------------------
Net investment income                          7.17      7.68      7.58     7.36     8.31
----------------------------------------------------------------------------------------------

                                              -------------------------------
                                                          CLASS B
                                              -------------------------------
                                                YEAR ENDED         MAY 31 TO
                                                OCTOBER 31,       OCTOBER 31,
                                              1996      1995         1994
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------
Net asset value, beginning of period          $8.91      8.34         8.67
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .54       .58          .28
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      (.17)      .56         (.38)
-----------------------------------------------------------------------------
Total from investment operations                .37      1.14         (.10)
-----------------------------------------------------------------------------
Less distribution from net investment
  income                                        .55       .57          .23
-----------------------------------------------------------------------------
Net asset value, end of period                $8.73      8.91         8.34
-----------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  4.36%    14.18        (1.15)
-----------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------
Expenses                                       1.73%     1.69         1.71
-----------------------------------------------------------------------------
Net investment income                          6.21      6.71         7.09
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    --------------------------------  -----------------------------
                                                                CLASS C                           CLASS I
                                                    --------------------------------  -----------------------------
                                                      YEAR ENDED         MAY 31 TO      YEAR ENDED       JULY 3 TO
                                                      OCTOBER 31,       OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                    1996      1995         1994            1996            1995
-----------------------------------------------------------------------------------     ---------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------     ---------------------------
Net asset value, beginning of period                $8.93      8.35         8.67            8.92            8.88
-----------------------------------------------------------------------------------     ---------------------------
Income from investment operations:
  Net investment income                               .55       .60          .29             .64             .22
-----------------------------------------------------------------------------------     ---------------------------
  Net realized and unrealized gain (loss)            (.17)      .56         (.38)           (.17)            .04
-----------------------------------------------------------------------------------     ---------------------------
Total from investment operations                      .38      1.16         (.09)            .47             .26
-----------------------------------------------------------------------------------     ---------------------------
Less distribution from net investment income          .56       .58          .23             .65             .22
-----------------------------------------------------------------------------------     ---------------------------
Net asset value, end of period                      $8.75      8.93         8.35            8.74            8.92
-----------------------------------------------------------------------------------     ---------------------------
TOTAL RETURN (NOT ANNUALIZED)                        4.40%    14.33        (1.01)           5.56            3.02
-----------------------------------------------------------------------------------     ---------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------     ---------------------------
Expenses                                             1.70%     1.64         1.68             .59             .53
-----------------------------------------------------------------------------------     ---------------------------
Net investment income                                6.24      6.76         7.12            7.35            7.07
-----------------------------------------------------------------------------------     ---------------------------


--------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------------------------------------------------

                                                                            YEAR ENDED OCTOBER 31,
                                                      1996          1995          1994          1993          1992
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)            $4,163,157    4,738,415     4,941,451     6,686,735     6,683,092
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   391%          362         1,000           550           569
--------------------------------------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges.

NOTES

TRUSTEES AND OFFICERS

TRUSTEES                       OFFICERS

STEPHEN B. TIMBERS             J. PATRICK BEIMFORD, JR.
President and Trustee          Vice President

DAVID W. BELIN                 CHARLES R. MANZONI, JR.
Trustee                        Vice President

LEWIS A. BURNHAM               JOHN E. NEAL
Trustee                        Vice President

DONALD L. DUNAWAY              RICHARD L. VANDENBERG
Trustee                        Vice President

ROBERT B. HOFFMAN              PHILIP J. COLLORA
Trustee                        Vice President
                               and Secretary

DONALD R. JONES                JEROME L. DUFFY
Trustee                        Treasurer

DOMINIQUE P. MORAX             ELIZABETH C. WERTH
Trustee                        Assistant Secretary

SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee


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LEGAL COUNSEL                     VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                  222 North LaSalle Street
                                  Chicago, IL 60601

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SHAREHOLDER SERVICE AGENT         KEMPER SERVICE COMPANY
                                  P.O. Box 419557
                                  Kansas City, MO 64141
                                  1-800-621-1048

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CUSTODIAN AND TRANSFER AGENT      INVESTORS FIDUCIARY TRUST COMPANY
                                  127 West 10th Street
                                  Kansas City, MO 64105

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INDEPENDENT AUDITORS              ERNST & YOUNG LLP
                                  233 South Wacker Drive
                                  Chicago, IL 60606

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INVESTMENT MANAGER                ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER             KEMPER DISTRIBUTORS, INC.
                                  222 Riverside Plaza  Chicago, IL 60606
                                  http://www.kemper.com

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This report is not to be distributed unless preceded
or accompanied by a Kemper Fixed Income
Funds prospectus.

KGSF - 2 (12/96)   1026020
Printed in the U.S.A.                                                KEMPER LOGO